Provisions and Other Liabilities - Summary of Provisions and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Decommissioning and restoration provisions and other provisions	$ 2,805	$ 3,813
Derivative liabilities (net of current portion of $10 (2021 – $9))	26	51
QB2 variable consideration to IMSA (Note 11(a))	114	98
Other IMSA payable (net of current portion of $68 (2021 – $nil))	0	61
Other liabilities	97	83
Other liabilities and provisions	3,517	4,354
Settlement payables (Note 31)	10	9
Other	49	59
Other IMSA payable
Disclosure of other provisions [line items]
Other	68	0
Neptune Bulk Terminals Inc.
Disclosure of other provisions [line items]
Obligation to Neptune Bulk Terminals	189	170
Preferential Dividend
Disclosure of other provisions [line items]
ENAMI preferential dividend liability (Note 11(a))	$ 286	$ 78